Schedule of Investments ─ IQ 500 International ETF

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks — 98.6%
Australia - 4.6%
AGL Energy Ltd.	22,254	$118,267
Ampol Ltd.	10,908	226,506
Australia & New Zealand Banking Group Ltd.	9,648	196,513
BHP Group Ltd.	38,277	1,504,969
BlueScope Steel Ltd.	12,951	230,280
Coles Group Ltd.	35,537	456,865
Commonwealth Bank of Australia	3,389	248,237
CSL Ltd.	1,236	262,481
Downer EDI Ltd.	59,451	230,733
Endeavour Group Ltd.*	24,241	118,136
Fortescue Metals Group Ltd.	23,946	438,454
Glencore PLC*	487,091	2,191,169
Metcash Ltd.(a)	77,514	228,477
National Australia Bank Ltd.	9,550	182,022
Origin Energy Ltd.	51,315	155,026
Ramsay Health Care Ltd.	6,357	299,708
Rio Tinto PLC	15,355	1,302,492
Sonic Healthcare Ltd.	9,853	289,843
Telstra Corp., Ltd.	114,344	317,704
Viva Energy Group Ltd.	150,966	228,593
Wesfarmers Ltd.	10,314	463,521
Westpac Banking Corp.	11,660	210,153
Woolworths Group Ltd.	24,241	690,639
Worley Ltd.	27,800	228,252

Total Australia		10,819,040

Austria - 0.4%
Mondi PLC	7,895	219,097
OMV AG	6,940	374,605
voestalpine AG	6,554	288,953

Total Austria		882,655

Belgium - 0.9%
Anheuser-Busch InBev SA	17,930	1,135,358
Etablissements Franz Colruyt NV	3,369	191,518
Solvay SA	2,120	282,813
Umicore SA	8,871	549,945

Total Belgium		2,159,634

Canada - 5.8%
Alimentation Couche-Tard, Inc., Class B	23,213	935,140
Bank of Montreal(a)	2,537	251,048
Bank of Nova Scotia (The)	4,273	266,543
BCE, Inc.	8,599	428,934
Brookfield Asset Management Reinsurance Partners Ltd., Class A*	74	4,004
Brookfield Asset Management, Inc., Class A(a)	10,889	587,475
Canadian Imperial Bank of Commerce	1,871	217,428
Canadian National Railway Co.	2,525	274,193
Canadian Natural Resources Ltd.	8,222	271,158
Canadian Pacific Railway Ltd.	2,598	192,797
Canadian Tire Corp., Ltd., Class A(a)	1,503	231,094
Cenovus Energy, Inc.	25,578	213,295
CGI, Inc.*	3,448	313,465
Empire Co., Ltd., Class A	10,924	358,518
Enbridge, Inc.	22,583	889,680
George Weston Ltd.	7,898	818,555
Great-West Lifeco, Inc.	12,712	382,271
Imperial Oil Ltd.(a)	11,307	309,587
Loblaw Cos., Ltd.	11,720	792,380
Magna International, Inc.	5,746	481,461
Manulife Financial Corp.	20,854	402,931
Metro, Inc.	5,335	276,505
Nutrien Ltd.	8,344	495,821
Parkland Corp.	8,007	254,703
Power Corp. of Canada	13,492	430,369
Restaurant Brands International, Inc.	3,219	219,491
Rogers Communications, Inc., Class B	5,246	267,605
Royal Bank of Canada	3,943	398,548
Saputo, Inc.	7,292	210,287
Shaw Communications, Inc., Class B	7,074	206,494
SNC-Lavalin Group, Inc.	8,377	222,787
Sun Life Financial, Inc.	4,697	244,491
Suncor Energy, Inc.	15,838	311,596
TC Energy Corp.	6,127	298,509
Teck Resources Ltd., Class B	9,316	212,536
TELUS Corp.	12,971	287,921
Thomson Reuters Corp.	2,537	268,668
Toronto-Dominion Bank (The)	4,945	328,584
WSP Global, Inc.	2,106	249,832

Total Canada		13,806,704

Denmark - 1.0%
Carlsberg A/S, Class B	1,275	235,675
Danske Bank A/S	10,692	187,492
DSV PANALPINA A/S	2,360	574,867
ISS A/S*	17,567	414,468
Novo Nordisk A/S, Class B	7,016	648,708
Vestas Wind Systems A/S	7,449	274,547

Total Denmark		2,335,757

Finland - 1.3%
Fortum OYJ	38,638	1,064,785
Kesko OYJ, Class B(a)	6,939	297,452
Kone OYJ, Class B	2,643	218,821
Neste OYJ	4,634	284,750
Nokia OYJ*	132,139	810,246
Stora Enso OYJ, Class R	12,254	242,446
UPM-Kymmene OYJ	6,483	264,759

Total Finland		3,183,259

France - 12.4%
Air France-KLM*(a)	50,480	234,588
Air Liquide SA	3,647	633,901
Airbus SE*	9,561	1,311,740
Arkema SA	1,857	236,168
Atos SE	4,623	221,032
AXA SA	32,614	846,180
BNP Paribas SA	12,003	732,296
Bollore SA	172,673	964,808
Bouygues SA	22,543	868,506
Bureau Veritas SA(a)	7,068	233,333
Capgemini SE	2,815	608,355
Carrefour SA(a)	70,981	1,318,090
Casino Guichard Perrachon SA*	16,649	470,461
Cie de Saint-Gobain	11,752	839,615
Cie Generale des Etablissements Michelin	2,151	351,225
CNP Assurances	15,357	261,409
Credit Agricole SA	24,511	341,806
Danone SA	7,432	546,926
Dassault Systemes SE	4,478	247,022
Eiffage SA	5,104	520,136
Electricite de France SA	98,179	1,195,057
Elior Group SA*	25,078	171,734
Engie SA	71,175	949,661
EssilorLuxottica SA	2,173	410,114
Faurecia SE	5,246	234,085
Kering SA	459	411,586
Korian SA	6,584	249,834

Schedule of Investments ─ IQ 500 International ETF (continued)

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Legrand SA	2,275	$256,065
L'Oreal SA	1,717	785,699
LVMH Moet Hennessy Louis Vuitton SE	1,757	1,404,037
Orange SA	81,931	912,759
Orpea	1,924	244,232
Pernod Ricard SA	1,096	241,862
Publicis Groupe SA	6,253	394,616
Renault SA*	13,186	500,741
Rexel SA*	15,980	336,915
Safran SA	3,287	429,919
Sanofi	8,962	923,285
SCOR SE	4,914	137,459
Societe Generale SA	12,629	370,268
Sodexo SA*	5,222	445,222
SPIE SA	9,410	222,833
Suez SA(a)	16,810	392,088
Teleperformance	626	263,966
Thales SA	4,582	480,850
TotalEnergies SE(a)	50,117	2,181,033
Valeo	8,674	250,763
Veolia Environnement SA	20,429	670,540
Vinci SA	15,727	1,663,683
Vivendi SE(a)	17,226	582,158

Total France		29,500,661

Germany - 12.0%
adidas AG	1,341	486,747
Allianz SE	4,062	1,011,511
Aurubis AG	3,540	358,066
BASF SE	21,986	1,726,421
Bayer AG	14,569	868,806
Bayerische Motoren Werke AG	15,167	1,508,583
Bechtle AG	1,133	233,972
Beiersdorf AG	1,733	205,807
Brenntag SE	3,519	351,352
Continental AG*	4,909	667,097
Covestro AG	4,423	284,582
Daimler AG	21,161	1,888,978
Deutsche Bank AG*	22,530	284,740
Deutsche Lufthansa AG*(a)	27,477	311,095
Deutsche Post AG	41,501	2,810,489
Deutsche Telekom AG	108,315	2,248,468
E.ON SE	108,074	1,329,214
Evonik Industries AG	9,319	323,779
Fresenius Medical Care AG & Co. KGaA	10,103	797,158
Fresenius SE & Co. KGaA	19,349	1,016,880
Hannover Rueck SE	1,285	216,220
HeidelbergCement AG	4,712	417,832
HOCHTIEF AG(a)	6,747	535,079
Infineon Technologies AG	6,918	263,615
KION Group AG	1,903	201,964
LANXESS AG	2,467	178,623
Merck KGaA	2,535	518,986
METRO AG	48,148	624,036
Muenchener Rueckversicherungs-Gesellschaft AG	1,809	488,871
ProSiebenSat.1 Media SE	9,566	182,004
Rheinmetall AG	1,926	184,901
RWE AG	7,209	256,538
Salzgitter AG*	6,491	252,308
SAP SE	8,513	1,219,845
Siemens AG	6,270	978,292
Siemens Healthineers AG	12,099	798,840
Softwareone Holding AG*	8,182	209,899
Talanx AG	8,385	356,553
Telefonica Deutschland Holding AG	66,798	180,121
thyssenkrupp AG*	45,506	453,704
TUI AG*(a)	41,568	195,980
Uniper SE	23,769	928,705
United Internet AG	5,277	218,386

Total Germany		28,575,047

Hong Kong - 0.7%
AIA Group Ltd.	28,197	337,804
Cathay Pacific Airways Ltd.*(a)	193,473	155,103
CLP Holdings Ltd.	22,711	234,381
Dairy Farm International Holdings Ltd.	42,790	160,890
Nine Dragons Paper Holdings Ltd.	146,047	183,987
WH Group Ltd.	489,748	405,855
Yue Yuen Industrial Holdings Ltd.*	75,607	159,558

Total Hong Kong		1,637,578

Ireland - 0.5%
CRH PLC	12,454	624,221
Flutter Entertainment PLC*	1,003	171,526
Kerry Group PLC, Class A	1,407	208,553
Smurfit Kappa Group PLC	5,141	288,699

Total Ireland		1,292,999

Israel - 0.1%
Teva Pharmaceutical Industries Ltd.*	33,322	327,055

Italy - 2.6%
Assicurazioni Generali SpA	31,808	635,547
Atlantia SpA*	12,726	230,884
Enel SpA	178,624	1,647,899
Eni SpA	80,599	958,036
Hera SpA	46,533	197,981
Intesa Sanpaolo SpA	137,161	379,208
Leonardo SpA*	43,762	344,362
Poste Italiane SpA	64,456	853,744
Prysmian SpA	6,333	226,942
Saipem SpA*(a)	85,354	195,948
Telecom Italia SpA	711,809	313,063
UniCredit SpA	21,661	259,630

Total Italy		6,243,244

Japan - 30.7%
Aeon Co., Ltd.	37,191	1,012,205
AGC, Inc.	7,107	302,088
Air Water, Inc.	10,269	152,982
Aisin Corp.	12,456	501,077
Ajinomoto Co., Inc.	9,660	245,219
Alfresa Holdings Corp.	23,212	351,511
ANA Holdings, Inc.*	9,708	226,756
Asahi Group Holdings Ltd.	8,146	364,510
Asahi Kasei Corp.	36,898	399,070
Astellas Pharma, Inc.	18,149	287,573
Benesse Holdings, Inc.	8,132	186,277
Bridgestone Corp.	9,176	401,319
Brother Industries Ltd.	7,718	155,766
Canon, Inc.	27,087	616,152
Central Japan Railway Co.	1,692	244,434
Chubu Electric Power Co., Inc.	34,066	408,637
Chugai Pharmaceutical Co., Ltd.	4,944	181,092
Chugoku Electric Power Co., Inc. (The)	18,053	163,176
COMSYS Holdings Corp.	5,604	154,972
Cosmo Energy Holdings Co., Ltd.	15,766	364,593
CyberAgent, Inc.	11,131	199,192
Dai Nippon Printing Co., Ltd.	16,029	374,765
Dai-ichi Life Holdings, Inc.	24,990	458,131

Schedule of Investments ─ IQ 500 International ETF (continued)

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Daiichi Sankyo Co., Ltd.	7,387	$145,351
Daikin Industries Ltd.	2,014	415,921
Daiwabo Holdings Co., Ltd.	10,619	213,251
Denso Corp.	9,530	649,690
Dentsu Group, Inc.	8,254	285,412
East Japan Railway Co.	5,772	382,872
Eisai Co., Ltd.	2,569	210,272
Electric Power Development Co., Ltd.	9,730	142,736
ENEOS Holdings, Inc.	288,707	1,208,755
Fast Retailing Co., Ltd.	427	287,598
Fuji Media Holdings, Inc.	16,014	173,053
FUJIFILM Holdings Corp.	4,558	325,227
Fujitsu Ltd.	5,769	975,868
Hakuhodo DY Holdings, Inc.	19,541	295,919
Hankyu Hanshin Holdings, Inc.	5,153	151,421
Hino Motors Ltd.	26,541	230,465
Hitachi Ltd.	27,314	1,557,458
Hitachi Transport System Ltd.	5,356	213,508
Honda Motor Co., Ltd.	43,343	1,379,472
Idemitsu Kosan Co., Ltd.	27,608	647,499
IHI Corp.*	9,809	224,870
Inpex Corp.	24,532	173,233
Isuzu Motors Ltd.	21,522	284,345
ITOCHU Corp.	58,697	1,728,553
Japan Airlines Co., Ltd.*	7,846	163,211
Japan Post Bank Co., Ltd.	17,157	145,385
Japan Post Holdings Co., Ltd.*	72,401	612,918
Japan Post Insurance Co., Ltd.	12,995	229,470
Japan Tobacco, Inc.	20,551	400,721
JFE Holdings, Inc.	47,199	570,259
JTEKT Corp.	21,266	199,968
Kajima Corp.	31,636	404,422
Kansai Electric Power Co., Inc. (The)	43,719	412,492
Kao Corp.	3,967	237,622
Kawasaki Heavy Industries Ltd.*	9,489	196,956
Kawasaki Kisen Kaisha Ltd.*	7,558	256,180
KDDI Corp.	38,494	1,168,674
Kinden Corp.	10,311	166,197
Kintetsu Group Holdings Co., Ltd.*	4,938	165,800
Kirin Holdings Co., Ltd.	15,935	290,387
Kobe Steel Ltd.	49,629	329,202
Komatsu Ltd.	11,356	292,721
Konica Minolta, Inc.	38,708	197,508
Kubota Corp.	12,987	269,502
Kyocera Corp.	4,756	291,947
Kyushu Electric Power Co., Inc.	33,569	253,870
Lixil Corp.	7,137	193,398
Marubeni Corp.	135,925	1,146,724
Mazda Motor Corp.*	39,730	388,069
Medipal Holdings Corp.	27,443	514,353
MEIJI Holdings Co., Ltd.	3,405	210,350
MINEBEA MITSUMI, Inc.	6,738	180,192
Mitsubishi Chemical Holdings Corp.	79,070	659,649
Mitsubishi Corp.	66,600	1,858,125
Mitsubishi Electric Corp.	53,288	716,657
Mitsubishi Heavy Industries Ltd.	15,572	446,090
Mitsubishi Materials Corp.	9,685	200,671
Mitsubishi Motors Corp.*	73,266	204,277
Mitsubishi UFJ Financial Group, Inc.	77,043	406,099
Mitsui & Co., Ltd.	61,450	1,399,492
Mitsui Chemicals, Inc.	7,610	240,954
Mitsui OSK Lines Ltd.	6,723	346,104
Mizuho Financial Group, Inc.	17,555	250,409
MS&AD Insurance Group Holdings, Inc.	10,693	329,315
Murata Manufacturing Co., Ltd.	4,734	389,935
NEC Corp.	11,647	587,921
NH Foods Ltd.	4,725	190,076
Nidec Corp.	2,113	235,655
Nintendo Co., Ltd.	408	209,669
Nippon Express Co., Ltd.	5,690	412,687
Nippon Paint Holdings Co., Ltd.(a)	12,365	156,830
Nippon Paper Industries Co., Ltd.	17,230	200,323
Nippon Sanso Holdings Corp.	10,260	225,767
Nippon Steel Corp.	48,804	841,341
Nippon Telegraph & Telephone Corp.	95,711	2,444,010
Nippon Yusen K.K.	9,663	517,708
Nissan Motor Co., Ltd.*	141,618	814,094
Nitto Denko Corp.	2,368	174,768
Nomura Research Institute Ltd.	6,121	196,318
NTT Data Corp.	35,448	546,174
Obayashi Corp.	46,083	374,123
Oji Holdings Corp.	42,527	243,731
Olympus Corp.	8,389	171,640
Omron Corp.	2,213	187,929
ORIX Corp.	11,715	204,092
Osaka Gas Co., Ltd.	12,136	226,797
Otsuka Corp.	5,397	279,808
Otsuka Holdings Co., Ltd.	6,913	273,245
Pan Pacific International Holdings Corp.	11,394	237,016
Panasonic Corp.	57,903	688,769
Persol Holdings Co., Ltd.	13,702	274,040
Rakuten Group, Inc.	32,793	359,453
Recruit Holdings Co., Ltd.	11,373	583,313
Renesas Electronics Corp.*	17,643	189,853
Ricoh Co., Ltd.	33,568	364,278
Secom Co., Ltd.	3,650	274,507
Seiko Epson Corp.	13,780	235,547
Sekisui Chemical Co., Ltd.	12,154	208,196
Sekisui House Ltd.(a)	9,830	193,510
Seven & i Holdings Co., Ltd.	23,919	1,060,936
SG Holdings Co., Ltd.	13,437	359,708
Sharp Corp.	16,124	245,643
Shimizu Corp.	43,221	316,232
Shin-Etsu Chemical Co., Ltd.	1,986	321,198
Ship Healthcare Holdings, Inc.	7,747	194,540
Shiseido Co., Ltd.	2,771	183,959
Showa Denko K.K.	8,001	228,183
SoftBank Corp.	81,691	1,064,030
SoftBank Group Corp.	19,037	1,185,931
Sojitz Corp.	108,548	330,342
Sompo Holdings, Inc.	6,817	281,376
Sony Group Corp.	11,385	1,179,994
Subaru Corp.	17,683	344,959
Sumitomo Chemical Co., Ltd.	83,182	429,742
Sumitomo Corp.	59,142	799,158
Sumitomo Electric Industries Ltd.	26,558	374,474
Sumitomo Forestry Co., Ltd.	11,272	212,396
Sumitomo Metal Mining Co., Ltd.	4,701	189,239
Sumitomo Mitsui Financial Group, Inc.	8,418	283,412
Suntory Beverage & Food Ltd.	5,703	199,280
Suzuken Co., Ltd.	9,834	282,251
Suzuki Motor Corp.	8,265	333,612
T&D Holdings, Inc.	14,042	178,868
Taiheiyo Cement Corp.	7,425	171,841
Taisei Corp.	9,848	329,762
Takeda Pharmaceutical Co., Ltd.	16,276	546,043
TDK Corp.	2,245	254,467
Teijin Ltd.	11,070	166,025
Tohoku Electric Power Co., Inc.	35,646	269,903
Tokio Marine Holdings, Inc.	7,467	354,470
Tokyo Electric Power Co., Holdings, Inc.*	230,219	612,519
Tokyo Electron Ltd.	817	334,393
Tokyo Gas Co., Ltd.	12,986	245,876
Tokyu Corp.	18,016	239,830

Schedule of Investments ─ IQ 500 International ETF (continued)

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
TOPPAN, Inc.	21,419	$360,854
Toray Industries, Inc.	55,602	363,351
Toshiba Corp.	10,180	435,954
Tosoh Corp.	9,093	158,579
Toyo Seikan Group Holdings Ltd.	14,538	196,313
Toyota Boshoku Corp.	12,198	244,516
Toyota Industries Corp.	2,841	236,599
Toyota Motor Corp.	34,760	3,105,438
Toyota Tsusho Corp.	28,005	1,311,578
West Japan Railway Co.	4,232	228,162
Yamada Holdings Co., Ltd.	46,512	218,681
Yamaha Motor Co., Ltd.	8,176	202,929
Yamato Holdings Co., Ltd.	13,163	377,799
Yamazaki Baking Co., Ltd.	11,180	153,209
Z Holdings Corp.	64,058	318,977
Zensho Holdings Co., Ltd.	8,194	207,109

Total Japan		72,938,349

Luxembourg - 0.8%
ArcelorMittal SA	38,797	1,351,410
Eurofins Scientific SE	3,036	363,033
RTL Group SA	4,341	245,538

Total Luxembourg		1,959,981

Netherlands - 3.3%
Aegon NV	48,258	205,664
Akzo Nobel NV	2,133	263,301
ASML Holding NV	475	359,920
Heineken Holding NV	4,950	486,892
Heineken NV(a)	4,282	498,620
ING Groep NV	17,395	223,720
Koninklijke Ahold Delhaize NV	48,389	1,503,060
Koninklijke DSM NV	1,441	290,400
Koninklijke Philips NV	8,098	373,445
NN Group NV	4,239	210,765
Randstad NV	8,876	643,719
Royal Dutch Shell PLC, Class A	120,211	2,412,099
Wolters Kluwer NV	2,275	259,194

Total Netherlands		7,730,799

Norway - 0.7%
Equinor ASA	49,806	972,121
Norsk Hydro ASA	48,642	323,625
Telenor ASA	17,153	297,829

Total Norway		1,593,575

Portugal - 0.4%
EDP - Energias de Portugal SA	48,289	250,632
Galp Energia SGPS SA	21,485	209,522
Jeronimo Martins SGPS SA	21,962	447,280

Total Portugal		907,434

Singapore - 0.4%
Jardine Cycle & Carriage Ltd.	14,454	218,822
Oversea-Chinese Banking Corp., Ltd.	26,372	239,551
Singapore Airlines Ltd.*	72,937	274,705
Singapore Telecommunications Ltd.	143,862	241,169

Total Singapore		974,247

Spain - 2.5%
Acciona SA(a)	1,361	208,512
ACS Actividades de Construccion y Servicios SA	30,437	799,803
Banco Bilbao Vizcaya Argentaria SA*	57,618	369,698
Banco Santander SA*	183,346	671,258
Endesa SA	13,187	320,718
Ferrovial SA	7,973	236,360
Iberdrola SA	54,543	657,119
Industria de Diseno Textil SA	13,731	465,508
Mapfre SA	98,549	202,985
Naturgy Energy Group SA(a)	12,663	327,194
Repsol SA	50,588	553,142
Siemens Gamesa Renewable Energy SA*	5,630	156,887
Telefonica SA	195,436	895,937

Total Spain		5,865,121

Sweden - 1.6%
Assa Abloy AB, B Shares	6,625	212,592
Atlas Copco AB, A Shares	3,443	232,892
Electrolux AB, Series B	6,521	171,133
Essity AB, B Shares	8,312	271,943
H & M Hennes & Mauritz AB, B Shares*(a)	13,095	274,133
ICA Gruppen AB(a)	4,827	238,710
Sandvik AB	6,909	180,110
Securitas AB, B Shares	20,092	354,478
Skanska AB, B Shares	15,572	439,790
SSAB AB, A Shares*	35,438	202,477
Telefonaktiebolaget LM Ericsson, B Shares	43,115	495,436
Telia Co. AB	50,967	223,852
Volvo AB, B Shares	22,822	537,786

Total Sweden		3,835,332

Switzerland - 5.3%
ABB Ltd.	13,830	505,559
Adecco Group AG	9,080	543,818
Alcon, Inc.	2,535	184,608
Cie Financiere Richemont SA, Class A	2,177	278,640
Credit Suisse Group AG	21,133	212,333
DKSH Holding AG	4,273	361,152
Holcim Ltd.*	8,946	524,145
Kuehne + Nagel International AG	1,859	626,846
Nestle SA	23,903	3,027,766
Novartis AG	14,567	1,348,207
Roche Holding AG	7,251	2,803,032
Schindler Holding AG - Participating Certificate	735	237,782
Sika AG	776	273,222
STMicroelectronics NV	7,209	295,263
Swiss Life Holding AG	444	229,275
Swisscom AG	508	305,484
UBS Group AG	17,257	284,475
Zurich Insurance Group AG	1,069	431,469

Total Switzerland		12,473,076

United Kingdom - 9.4%
Associated British Foods PLC	8,886	247,958
AstraZeneca PLC	5,996	689,265
Aviva PLC	85,357	459,633
Babcock International Group PLC*	54,640	194,404
BAE Systems PLC	85,710	686,402
Barclays PLC	102,320	248,245
BP PLC	470,853	1,893,250
British American Tobacco PLC	18,579	692,409
BT Group PLC*	302,418	729,931
Bunzl PLC	9,077	336,455
Centrica PLC*	431,381	272,716
CK Hutchison Holdings Ltd.	80,215	586,295
Compass Group PLC*	38,217	808,184
Computacenter PLC	6,914	261,663
DCC PLC	3,002	251,515

Schedule of Investments ─ IQ 500 International ETF (continued)

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Diageo PLC	7,332	$363,979
DS Smith PLC	33,842	199,031
Entain PLC*	9,180	231,847
Experian PLC	5,973	263,089
GlaxoSmithKline PLC	64,255	1,266,620
Hays PLC*	112,372	231,230
HSBC Holdings PLC	85,429	472,076
Imperial Brands PLC	20,446	438,346
J Sainsbury PLC	156,601	616,830
John Wood Group PLC*	54,330	164,672
Johnson Matthey PLC	8,869	366,478
Kingfisher PLC	57,191	292,935
Legal & General Group PLC	132,292	480,799
Lloyds Banking Group PLC	653,418	414,585
M&G PLC	70,530	221,030
Marks & Spencer Group PLC*	97,506	183,694
Melrose Industries PLC	84,369	187,801
National Grid PLC	31,131	399,978
Natwest Group PLC	69,726	196,214
Pearson PLC(a)	17,913	216,527
Phoenix Group Holdings PLC	24,180	228,405
Prudential PLC	18,700	352,684
Reckitt Benckiser Group PLC	4,127	316,908
RELX PLC	12,601	370,369
Rolls-Royce Holdings PLC*	228,136	316,269
Royal Mail PLC	48,291	338,527
Serco Group PLC	97,530	191,740
SSE PLC(a)	9,211	185,118
Standard Chartered PLC	29,639	178,021
Tesco PLC	360,085	1,166,502
Travis Perkins PLC*	7,706	182,407
Unilever PLC	23,748	1,370,579
Vodafone Group PLC	489,466	790,639
Wm Morrison Supermarkets PLC	136,776	508,886
WPP PLC	30,192	390,390

Total United Kingdom		22,453,530

United States - 1.2%
Ferguson PLC	3,819	535,754
Schneider Electric SE	3,581	600,009
Stellantis NV	57,941	1,112,357
Swiss Re AG	3,256	294,667
Waste Connections, Inc.	1,773	224,474

Total United States		2,767,261

Total Common Stocks
(Cost $216,222,272)		234,262,338
Preferred Stocks — 1.2%
Germany - 1.2%
Henkel AG & Co. KGaA, 2.13%	3,875	392,778
Schaeffler AG, 3.46%	29,660	258,330
Volkswagen AG, 2.36%	8,948	2,180,464

Total Germany		2,831,572

Total Preferred Stocks
(Cost $2,561,245)		2,831,572

Short-Term Investments — 2.1%

Money Market Funds — 2.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	4,842,300	4,842,300
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	159,123	159,123
Total Short-Term Investments
(Cost $5,001,423)		5,001,423

Total Investments — 101.9%
(Cost $223,784,940)		242,095,333
Other Assets and Liabilities, Net — (1.9)%		(4,463,515)
Net Assets — 100.0%		$237,631,818

		% of
Industry	Value	Net Assets
Industrials	$51,185,800	21.5%
Consumer Discretionary	31,019,072	13.0
Consumer Staples	28,851,605	12.2
Materials	24,600,135	10.4
Financials	22,612,851	9.5
Communication Services	19,187,204	8.1
Health Care	17,431,896	7.3
Energy	15,825,139	6.7
Utilities	14,498,134	6.1
Information Technology	11,882,074	5.0
Money Market Funds	5,001,423	2.1
Total Investments	$242,095,333	101.9%
Other Assets and Liabilities, Net	(4,463,515)	(1.9)
Total Net Assets	$237,631,818	100.0%

Schedule of Investments ─ IQ 500 International ETF (continued)

July 31, 2021 (unaudited)

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $8,354,558; total market value of collateral held by the Fund was $10,249,239. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $5,406,939.
(b)	Reflects the 1-day yield at July 31, 2021.
(c)	Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$234,262,338	$–	$–	$234,262,338
Preferred Stocks	2,831,572	–	–	2,831,572
Short-Term Investments:
Money Market Funds	5,001,423	–	–	5,001,423
Total Investments in Securities	$242,095,333	$–	$–	$242,095,333

(d)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended July 31, 2021, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.